STOCKHOLDERS’ (DEFICIT) EQUITY - Authorized Capital (Details) $ / shares in Units, $ in Thousands	Jan. 23, 2024 USD ($) $ / shares shares	Jan. 19, 2022 $ / shares shares	Dec. 31, 2023 vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 18, 2022 shares	Jan. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			10,000,000,000	10,000,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.00001	$ 0.00001
Voting rights per share | vote			1
Exercise price of warrants (in dollars per share) | $ / shares			$ 11.50
Recapitalization transaction, conversion ratio					1
Common stock, exchange ratio		1.60015286880
Warrant outstanding (in shares)			14,900,000
Convertible Notes
Class of Stock [Line Items]
Debt instrument, face amount | $				$ 514,800
Subsequent Event
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	10,000,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001
Warrant outstanding (in shares)	180,241,211
Subsequent Event | Secured Convertible Notes | Convertible Notes
Class of Stock [Line Items]
Debt instrument, face amount | $	$ 260,000
Subsequent Event | Secured Notes Indenture | Secured Debt
Class of Stock [Line Items]
Debt instrument, face amount | $	$ 150,000
Common Stock
Class of Stock [Line Items]
Issuances of common stock- Merger with XPDI (in shares)		30,800,000
Common Stock | Subsequent Event
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001
Stock issued during period (in shares)	176,266,782
Stockholder Warrants
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)						200,000
Exercise price of warrants (in dollars per share) | $ / shares						$ 4.21
Public Warrants
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)			8,600,000
Public Warrants | XPDI
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)					8,600,000
Private Placement Warrants
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)			6,300,000
Private Placement Warrants | XPDI
Class of Stock [Line Items]
Number of common stock called by warrants (in shares)					6,300,000
Contingent Value Rights | Subsequent Event
Class of Stock [Line Items]
Warrant outstanding (in shares)	51,783,625